Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000206016 | Airswift Global9252336
Holdings [Line Items]
Percent of Total Investments	1.90%
C000206016 | Paratus Energy Services9252607
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206016 | NES Fircroft Bondco9252340
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206016 | Nabors Industries9252530
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206016 | JW Aluminum Continuous Cast9252513
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206016 | Consolidated Energy Finance9252304
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | VistaJet Malta Finance9252307
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | Ferrellgas Escrow9252480
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | Virtusa9252595
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | ITT Holdings9252502
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206016 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206016 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206016 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000206016 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000206016 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000206016 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000206016 | Energy
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000206016 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000206015 | Airswift Global9252336
Holdings [Line Items]
Percent of Total Investments	1.90%
C000206015 | Paratus Energy Services9252607
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206015 | NES Fircroft Bondco9252340
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206015 | Nabors Industries9252530
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206015 | JW Aluminum Continuous Cast9252513
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206015 | Consolidated Energy Finance9252304
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | VistaJet Malta Finance9252307
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | Ferrellgas Escrow9252480
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | Virtusa9252595
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | ITT Holdings9252502
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206015 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206015 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206015 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000206015 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000206015 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000206015 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000206015 | Energy
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000206015 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000206017 | Axsome Therapeutics9252357
Holdings [Line Items]
Percent of Total Investments	1.90%
C000206017 | Kontoor Brands9252422
Holdings [Line Items]
Percent of Total Investments	1.90%
C000206017 | Advanced Energy Industries9252344
Holdings [Line Items]
Percent of Total Investments	1.80%
C000206017 | Littelfuse9252432
Holdings [Line Items]
Percent of Total Investments	1.80%
C000206017 | Northwest Natural Holding9252458
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206017 | Plexus9252484
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206017 | State Street SPDR S&P Biotech ETF9252337
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206017 | Praxis Precision Medicines9252487
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206017 | iShares Russell 2000 ETF9252334
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206017 | Halozyme Therapeutics9252397
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206017 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000206017 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206017 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000206017 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206017 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000206017 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000206017 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000206017 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000206017 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000206017 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206017 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206017 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000206018 | Axsome Therapeutics9252357
Holdings [Line Items]
Percent of Total Investments	1.90%
C000206018 | Kontoor Brands9252422
Holdings [Line Items]
Percent of Total Investments	1.90%
C000206018 | Advanced Energy Industries9252344
Holdings [Line Items]
Percent of Total Investments	1.80%
C000206018 | Littelfuse9252432
Holdings [Line Items]
Percent of Total Investments	1.80%
C000206018 | Northwest Natural Holding9252458
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206018 | Plexus9252484
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206018 | State Street SPDR S&P Biotech ETF9252337
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206018 | Praxis Precision Medicines9252487
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206018 | iShares Russell 2000 ETF9252334
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206018 | Halozyme Therapeutics9252397
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206018 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000206018 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206018 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000206018 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206018 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000206018 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000206018 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000206018 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000206018 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000206018 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206018 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206018 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%